Investment	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Investment
6.	Investment

On March 3, 2011, Yada invested RMB 6 million into Yangzhou Juyuan Guarantee Co., Ltd. (“Juyuan”) and obtained 12% equity interest of Juyuan. Juyuan mainly provides financing guarantee services and relevant consulting services to customers. Juyuan has only one executive director and one supervisor. Neither the executive director nor supervisor is related to Yada. Therefore, Yada has neither control nor significant influence over Juyuan. For the Company’s passive and without significant influence or control equity investment in a private company which does not have readily determinable fair values, the Company has elected the measurement alternative defined as cost, less impairment, plus or minus adjustments resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

For the years ended December 31, 2021, 2020 and 2019, no impairment indicators were identified and no loss related to revaluation of its investment in the private company was recorded.